KEY MANAGEMENT COMPENSATION	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
KEY MANAGEMENT COMPENSATION
KEY MANAGEMENT COMPENSATION

NOTE 30 — KEY MANAGEMENT COMPENSATION

The following tables set forth information regarding compensation awarded to or earned by our Executive Officers:

		For the Years Ended December 31,
		2021			2020
Name of the Director	Job Title	Salary	Stock-based	Total	Salary	Stock-based	Total
Roger James Hamilton	Chief Executive Officer	$593,195	$28,310	$621,505	$463,235	$103,223	$566,458
Michelle Clarke	Chief Marketing Officer	110,846	4,067	114,913	83,235	18,553	101,788
Suraj Naik	Chief Technology Officer	88,682	3,921	92,603	67,719	13,274	80,993
Sandra Morrell	Chief Operating Officer	40,172	6,748	46,920	151,439	30,284	181,723

The following table sets forth information regarding the compensation earned for service on our Board of Directors by our non-employee directors during the years ended December 31, 2021 and 2020.

		For the Years Ended December 31,
		2021			2020
Name of the Director	Job Title	Salary	Stock-based	Total	Salary	Stock-based	Total
Patrick Grove	Director	$8,889	—	$8,889	$8,705	$34,870	$43,575
Nic Lim	Director	8,889	—	8,889	6,964	36,614	43,578
Anna Gong	Director	8,889	—	8,889	8,705	34,870	43,575
Jeremy Harris	Director	67,548	594	68,142	39,652	8,578	48,230
Dennis DuBois	Director	24,000	—	24,000	20,400	3,592	23,992
Lisa Bovio	Director	24,000	—	24,000	20,400	3,592	23,992

NOTE 32 — KEY MANAGEMENT COMPENSATION

The following tables set forth information regarding compensation awarded to or earned by our Executive Officers:

		For the Years Ended December 31,
		2020			2019
Name of the Director	Job Title	Salary	Stock-based	Total	Salary	Stock-based	Total
Roger James Hamilton	Chief Executive Officer	$463,235	$103,223	$566,458	$432,411	$60,007	$492,418
Michelle Clarke	Chief Marketing Officer	83,235	18,553	101,788	93,746	15,870	109,616
Suraj Naik	Chief Technology Officer	67,719	13,274	80,993	75,701	11,588	82,289
Sandra Morrell	Chief Operating Officer	151,439	30,284	181,723	165,947	20,150	186,097

The following table sets forth information regarding the compensation earned for service on our Board of Directors by our non-employee directors during the years ended December 31, 2020 and 2019.

		For the Years Ended December 31,
		2020			2019
Name of the Director	Job Title	Salary	Stock-based	Total	Salary	Stock-based	Total
Patrick Grove	Director	$8,705	$34,870	$43,575	$—	$—	$—
Nic Lim	Director	6,964	36,614	43,578	5,882	—	5,882
Anna Gong	Director	8,705	34,870	43,575	5,882	—	5,882
Jeremy Harris	Director	39,652	8,578	48,230	50,688	—	50,688
Dennis DuBois	Director	20,400	3,592	23,992	24,000	—	24,000
Lisa Bovio	Director	20,400	3,592	23,992	24,000	—	24,000